                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


    /s/ Seymour L. Goldblatt       New York, New York   January 29, 2010
--------------------------------
          [Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                             FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2

Form 13F Information Table Entry Total:          103

Form 13F Information Table Value Total:     $729,365
                                          (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                    FORM 13F                      (SEC USE ONLY)
Page 1 of 4    NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                               December 31, 2009

                                                                                   Item 6
                                                                           Investment Discretion
                                                                           ----------------------                  Item 8:
                                                       Item 4:                      (b)                        Voting Authority
                                    Item 2:             Fair      Item 5:        Shared-As          Item 7         (Shares)
                                      of     Item 3:   Market    Shares of        Defined    (c)   Managers ----------------------
              Item 1:                Title    CUSIP     Value    Principal  (a)  in Instr. Shared-   See                 (b)   (c)
           Name of Issuer            class    Number  (x$1000)    Amount    Sole     V      Other  Instr. V  (a) Sole  Shared None
----------------------------------- ------- --------- -------- ------------ ---- --------- ------- -------- ---------- ------ ----

3PAR                                COM     88580F109    1,540   130,000 SH   X                                130,000
ABSOLUTE SOFTWARE CORPORATION       COM     00386B109    9,715 1,935,100 SH          X                02     1,935,100
ACCELRYS INC                        COM     00430U103    4,615   805,412 SH          X                02       805,412
ACCENTURE PLC                       COM     G1151C101    2,672    64,400 SH   X                                 64,400
ACME PACKET INC                     COM     004764106    4,950   450,000 SH          X                02       450,000
AGILYSYS INC                        COM     00847J105    3,222   353,700 SH          X                02       353,700
AIRVANA INC                         COM     00950V101    5,289   696,000 SH          X                02       696,000
AMICAS INC                          COM     001712108    4,006   736,575 SH          X                02       736,575
ANALOG DEVICES INC                  COM     032654105   18,000   570,000 SH          X                01       570,000
APPLIED MICRO CIRCUITS              COM     03822W406    7,945 1,063,600 SH          X                01     1,063,600
ARROW ELECTRONICS INC               COM     042735100   19,036   642,900 SH          X                01       642,900
ARUBA NETWORKS INC                  COM     043176106    6,208   582,400 SH          X                02       582,400
ASPEN TECHNOLOGY INC                COM     045327103    1,046   106,800 SH   X                                106,800
ATMEL CORP                          COM     049513104   11,418 2,476,800 SH          X                01     2,476,800
BALLANTYNE STRONG INC               COM     058516105    1,360   364,800 SH          X                02       364,800
BIOGEN IDEC INC                     COM     09062X103    2,921    54,600 SH          X                01        54,600
BLUECOAT SYSTEMS                    COM     09534T508   10,462   366,600 SH          X               01,02     366,600
BMC SOFTWARE INC                    COM     055921100   11,420   284,800 SH          X                01       284,800
BROCADE COMMUNICATIONS SYS          COM     111621306    3,433   450,000 SH          X                01       450,000
BSQUARE CORP                        COM     11776U102    2,497   998,900 SH          X                02       998,900
CALLIDUS SOFTWARE                   COM     13123E500    7,649 2,532,883 SH          X               01,02   2,532,883
CAVIUM NETWORKS INC                 COM     14965A101    3,979   167,000 SH          X                02       167,000
CHINACAST EDUCATION CORP            COM     16946T109    5,103   675,000 SH          X                02       675,000
COGENT INC                          COM     19239Y108   11,654 1,121,700 SH          X                02     1,121,700
COGNIZANT TECHNOLOGY SOLUTIONS      COM     192446102   12,624   278,500 SH          X                01       278,500
COMVERGE INC                        COM     205859101    4,894   435,478 SH          X                02       435,478
COMVERSE TECHNOLOGY INC             COM     205862402    9,077   960,600 SH          X                01       960,600
CONSTANT CONTACT INC                COM     210313102    1,696   106,000 SH          X                02       106,000
CYBERSOURCE CORP                    COM     23251J106    8,886   441,900 SH          X                01       441,900
DENDREON CORP.                      COM     24823Q107    5,358   203,900 SH          X                01       203,900
DEXCOM INC                          COM     252131107   12,680 1,571,300 SH          X                02     1,571,300
DIGITAL RIV INC                     COM     25388B104      531    19,700 SH   X                                 19,700
DOUBLE-TAKE SOFTWARE INC            COM     258598101    1,898   190,000 SH          X                02       190,000
ECLIPSYS CORP                       COM     278856109    5,000   270,000 SH          X                02       270,000
EDUCATION MANAGEMENT                COM     28140M103   12,431   564,800 SH          X                01       564,800
Ehealth Inc                         COM     28238P109    5,515   335,700 SH          X                02       335,700
COLUMN TOTAL                                           240,730

                                    FORM 13F                      (SEC USE ONLY)
Page 2 of 4    NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                               December 31, 2009

                                                                                   Item 6
                                                                           Investment Discretion
                                                                           ----------------------                  Item 8:
                                                       Item 4:                      (b)                        Voting Authority
                                    Item 2:             Fair      Item 5:        Shared-As          Item 7         (Shares)
                                      of     Item 3:   Market    Shares of        Defined    (c)   Managers ----------------------
              Item 1:                Title    CUSIP     Value    Principal  (a)  in Instr. Shared-   See                 (b)   (c)
           Name of Issuer            class    Number  (x$1000)    Amount    Sole     V      Other  Instr. V  (a) Sole  Shared None
----------------------------------- ------- --------- -------- ------------ ---- --------- ------- -------- ---------- ------ ----
ELOYALTY CORP                       COM     290151307    6,785   987,689 SH          X               01,02     987,689
EMULEX                              COM     292475209   12,753 1,170,000 SH          X                01     1,170,000
FORTINET INC                        COM     34959E109    3,672   209,000 SH          X                02       209,000
GRAND CANYON EDUCATION INC          COM     38526M106    8,592   452,000 SH          X                02       452,000
GUIDANCE SOFTWARE INC               COM     401692108    7,631 1,456,300 SH          X                02     1,456,300
HARMONIC                            COM     413160102    2,054   325,000 SH          X                02       325,000
12 TECHNOLOGIES INC                 COM     465754109    3,521   184,200 SH          X                02       184,200
IKANOS COMMUNICATIONS               COM     45173E105    1,921 1,027,700 SH          X                02     1,027,700
INFOSPACE COM INC                   COM     45678T300    6,127   715,000 SH          X                02       715,000
INGRAM MICRO INC                    COM     457153104    3,839   220,000 SH          X                01       220,000
INTEGRATED DEVICE TECH              COM     458118106   13,494 2,085,700 SH          X                01     2,085,700
INTER-NAP NETWORK                   COM     45885A300    5,992 1,275,100 SH          X                02     1,275,100
INTERACTIVE INTELLIGENCE INC        COM     45839M103      184    10,000 SH          X                02        10,000
INTERNATIONAL RECTIFIER CORP        COM     460254105      738    33,400 SH   X                                 33,400
JDS UNIPHASE CORP.                  COM     46612J507    7,656   928,000 SH          X                01       928,000
KENEXA CORP                         COM     488879107    4,696   360,400 SH          X                02       360,400
KEYNOTE SYS INC                     COM     493308100    5,180   474,800 SH          X                02       474,800
KNOT INC                            COM     499184109      319    31,700 SH          X                02        31,700
LATTICE SEMICONDUCTOR               COM     518415104    6,868 2,544,000 SH          X                02     2,544,000
LAWSON SOFTWARE INC                 COM     52078P102    7,716 1,160,400 SH          X                01     1,160,400
LINEAR TECHNOLOTY CORP              COM     535678106   15,833   518,100 SH          X                01       518,100
LIQUIDITY SERVICES INC.             COM     53635B107    3,827   380,100 SH          X                02       380,100
LOOKSMART LTD                       COM     543442503      889   872,240 SH          X                02       872,240
MAGMA DESIGN AUTOMATION INC         COM     559181102    9,646 4,176,100 SH          X                02     4,176,100
MICREL INC                          COM     594793101    3,977   485,000 SH          X                02       485,000
MICROSEMI CORP                      COM     595137100    8,451   475,900 SH          X                01       475,900
MICROTUNE INC DEL                   COM     59514P109    2,280 1,009,200 SH          X                02     1,009,200
MONSTER WORLDWIDE INC               COM     611742107   21,896 1,258,400 SH          X                01     1,258,400
MYRIAD GENETICS INC                 COM     62855J104    9,074   347,800 SH          X                01       347,800
McAFEE INC                          COM     579064106   18,739   461,900 SH          X                01       461,900
NETEZZA CORP                        COM     64111N101    9,741 1,004,240 SH          X                01     1,004,240
NOVELL INC                          COM     670006105    7,131 1,718,400 SH          X                01     1,718,400
NVIDIA CORP                         COM     67066G104   15,134   810,200 SH          X                01       810,200
ON SEMICONDUCTOR CORP               COM     682189105    6,519   739,200 SH          X                01       739,200
COLUMN TOTAL                                           242,875

                                    FORM 13F                      (SEC USE ONLY)
Page 3 of 4    NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                               December 31, 2009

                                                                                   Item 6
                                                                           Investment Discretion
                                                                           ----------------------                  Item 8:
                                                       Item 4:                      (b)                        Voting Authority
                                    Item 2:             Fair      Item 5:        Shared-As          Item 7         (Shares)
                                      of     Item 3:   Market    Shares of        Defined    (c)   Managers ----------------------
              Item 1:                Title    CUSIP     Value    Principal  (a)  in Instr. Shared-   See                 (b)   (c)
           Name of Issuer            class    Number  (x$1000)    Amount    Sole     V      Other  Instr. V  (a) Sole  Shared None
----------------------------------- ------- --------- -------- ------------ ---- --------- ------- -------- ---------- ------ ----
OPENWAVE SYS INC                    COM     683718308   26,932 11,812,600 SH          X               01,02  11,812,600
OPNET TECHNOLOGIES                  COM     683757108    8,495    696,900 SH          X                02       696,900
PARAMETRIC TECH CORP                COM     699173209    8,898    544,600 SH          X                01       544,600
PHASE FORWARD INC                   COM     71721R406    4,295    280,000 SH          X                02       280,000
PLATO Learning INC                  COM     72764Y100    7,003  1,606,300 SH          X                02     1,606,300
QLOGIC CORP                         COM     747277101    9,076    481,000 SH          X                01       481,000
QUEST SOFTWARE INC                  COM     74834T103    7,529    409,192 SH          X                01       409,192
RACKSPACE HOSTING INC               COM     750086100    1,088     52,200 SH   X                                 52,200
RADWARE, LTD                        COM     IL0010834    1,475     97,556 SH          X                02        97,556
RIGHTNOW TECHNOLOGIES INC           COM     76657R106    3,672    211,400 SH          X                02       211,400
RIVERSTONE NETWORKS                 COM     769320995        0  8,160,250 SH          X               01,02   8,160,250
SALARY.COM                          COM     794006106      929    397,100 SH          X                02       397,100
SALIX PHARMACEUTICALS               COM     795435106   23,978    944,400 SH          X               01,02     944,400
SAPIENT CORP                        COM     803062108    5,739    694,000 SH          X                01       694,000
SHIRE PLC                           ADR     82481R106   11,845    201,800 SH          X                01       201,800
SILICON LABORATORIES, INC           COM     826919102    5,457    112,800 SH          X                01       112,800
SOLARWINDS, INC                     COM     83416B109    7,687    334,100 SH          X                01       334,100
SONIC SOLUTIONS                     COM     835460106   11,838  1,004,100 SH          X                02     1,004,100
STANDARD MICROSYSTEMS CORP          COM     853626109    1,101     53,000 SH          X                02        53,000
TNS INC                             COM     872960109   18,404    716,400 SH          X               01,02     716,400
TRX INC                             COM     898452107    1,166  2,121,700 SH          X                02     2,121,700
TTI TEAM TELECOMA, PFD (restricted) PFD     M88258104    1,409    909,091 SH          X                02       909,091
TYCO ELECTRONICS LTD                COM     H8912P106   10,067    410,100 SH          X                01       410,100
ULTICOM                             COM     903844108    6,278    643,926 SH          X                02       643,926
VALUECLICK INC                      COM     92046N102   13,473  1,331,400 SH          X                01     1,331,400
VIRAGE LOGIC CORP                   COM     92763R104    1,782    324,100 SH          X                02       324,100
VIROPHARMA INC                      COM     928241108    7,220    860,600 SH          X                02       860,600
WASHINGTON POST CO.                 COM     939640108   11,957     27,200 SH          X                01        27,200
WEB.COM GROUP INC                   COM     94733A104    9,854  1,509,078 SH          X                02     1,509,078
WEBMEDIABRANDS INC                  COM     94770W100    3,291  3,739,800 SH          X                02     3,739,800
XILINX INC                          COM     983919101   13,153    524,900 SH          X                01       524,900
ELOYALTY CORP SERIES B CONV PF      CVPF    290152990      114     22,475 SH   X                                 22,475
COLUMN TOTAL                                           245,205
GRAND TOTAL                                            728,810

S Squared Technology, LLC
Form 13F - Additions
                                    FORM 13F                      (SEC USE ONLY)
Page 4 of 4    NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                               December 31, 2009


                                                                                   Item 6
                                                                           Investment Discretion
                                                                           ----------------------                  Item 8:
                                                       Item 4:                      (b)                        Voting Authority
                                    Item 2:             Fair      Item 5:        Shared-As          Item 7         (Shares)
                                      of     Item 3:   Market    Shares of        Defined    (c)   Managers ----------------------
              Item 1:                Title    CUSIP     Value    Principal  (a)  in Instr. Shared-   See                 (b)   (c)
           Name of Issuer            Class    Number  (x$1000)    Amount    Sole     V      Other  Instr. V  (a) Sole  Shared None
----------------------------------- ------- --------- -------- ------------ ---- --------- ------- -------- ---------- ------ ----

PMC - SIERRA                        COM     69344F106      555    64,200 SH  X                                  64,200
TOTAL MARKET VALUE 13F ADDITIONS                           555
TOTAL MARKET VALUE 13F                                 728,810
                                                      --------
TOTAL MARKET VALUE 13F & ADDITIONS                     729,365
                                                      ========